Impairment charges net of reversals - Additional information (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Oct. 17, 2022	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 03, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings		$ 936	$ (150)	[1]	$ 269	[1]
Impairment charge, net amount		652	52		197
Deferred tax assets		3,624	2,796	[2]
Loss on disposal		105
Impairment charges net of reversals, pre tax		936	52		269
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration for sale	$ 150
Proceeds from sale	80
Loss on disposal	$ 105
Canada | Uranium Energy Corp
Disclosure of impairment loss and reversal of impairment loss [line items]
Shares received (in shares)	70
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges net of reversals, pre tax		$ 1,167	0		269
Alumina Refineries | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections		6.60%
Impairment loss (reversal) excluded from underlying earnings		$ 1,175
Impairment charge, net amount		$ 828
Reduction in carbon emissions		0.50
Increase in carbon tax		0.10
Impairment charges net of reversals, pre tax		$ 1,175	0		0
Yarwun Alumina Refinery | Aluminium | Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings		948
QAL Operations | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings		99
Recoverable amount of asset or cash-generating unit		325
Expected post-tax impairment charge if project not approved		325
QAL Operations | Aluminium | Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings		227
Simandou Project | Guinea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings		(239)
Deferred tax assets		152
Simandou Project | Property, plant and equipment | Guinea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings		(8)
Simandou Project | Exploration and evaluation | Guinea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings		$ (231)
Pacific Aluminium | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections		6.60%
Impairment charge, net amount		$ 0
Reduction in carbon emissions		0.50
Impairment charges net of reversals, pre tax		$ 0	202		$ 0
Kitimat | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections					6.60%
Impairment charge, net amount		0
Recoverable amount of asset or cash-generating unit					$ 3,126
Impairment charges net of reversals, pre tax		$ 0	$ 0		269
Cost of construction							$ 336
Post-tax impairment charge					197
Pre-tax impairment charge net of reversals					269
Carrying amount of asset or cash-generating unit					$ 3,323
ISAL | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of output reduction due to workforce strike					25.00%

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.